Summary of Capitalized Costs Relating to Oil and Natural Gas Producing Activities (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Capitalized Costs Relating to Oil and Natural Gas Producing Activities
Proved oil and natural gas properties	$ 6,805,563	$ 58,040,724	$ 23,051,904
Office equipments		257,911	175,106
Total capitalized costs		58,298,635	23,227,010
Accumulated depletion, depreciation and amortization Capitalized Costs		(2,880,253)	(596,162)
Net Capitalized Costs		$ 55,418,382	$ 22,630,848